Current assets - trade and other receivables (Tables)	6 Months Ended
Dec. 31, 2023
Current assets - trade and other receivables [Abstract]
Current assets - trade and other receivables
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Other debtors	193	246
Prepayments	449	107

	642	353